Schedule of Investments	April 30, 2019 (unaudited)

HANCOCK HORIZON BURKENROAD SMALL CAP FUND

Description	Shares	Value (000)

Common Stock — 97.1%
Aerospace & Defense — 1.8%
HEICO	61,000	$6,437

Total Aerospace & Defense		6,437

Apparel & Textiles — 1.7%
Oxford Industries	75,000	6,229

Total Apparel & Textiles		6,229

Banks — 9.9%
International Bancshares	160,000	6,635
Prosperity Bancshares	74,000	5,450
Synovus Financial	155,000	5,713
Texas Capital Bancshares *	73,000	4,725
Trustmark	180,000	6,473
United Community Banks	235,000	6,599

Total Banks		35,595

Building & Construction — 3.3%
Taylor Morrison Home, Cl A *	285,000	5,517
TopBuild *	90,000	6,411

Total Building & Construction		11,928

Capital Markets — 1.5%
Blucora *	150,000	5,250

Total Capital Markets		5,250

Chemicals — 4.1%
Huntsman	182,000	4,048
Kraton *	153,000	5,021
Rayonier Advanced Materials	370,000	5,491

Total Chemicals		14,560

Commercial Services — 2.7%
ADT	550,000	3,624
Insperity	52,000	6,217

Total Commercial Services		9,841

Commercial Services & Supplies — 1.9%
Kforce	185,000	6,664

Total Commercial Services & Supplies		6,664

Computer Software — 4.3%
Ebix	95,000	4,796
j2 Global	46,000	4,030
RealPage *	100,000	6,521

Total Computer Software		15,347

Computers & Services — 1.4%
Lumentum Holdings *	83,000	5,144

Total Computers & Services		5,144

Electrical Utilities — 1.1%
El Paso Electric	62,000	3,789

Total Electrical Utilities		3,789

Electronic Equipment, Instruments & Components — 1.9%
Tech Data *	64,000	6,823

Total Electronic Equipment, Instruments & Components		6,823

Description	Shares	Value (000)
Energy Equipment & Services — 1.5%
Archrock	530,000	$5,358

Total Energy Equipment & Services		5,358

Engineering Services — 1.1%
MasTec *	78,000	3,951

Total Engineering Services		3,951

Financial Services — 3.1%
EZCORP, Cl A *	390,000	4,239
FirstCash	70,000	6,838

Total Financial Services		11,077

Food, Beverage & Tobacco — 2.1%
Fresh Del Monte Produce *	127,000	3,748
National Beverage *	67,000	3,752

Total Food, Beverage & Tobacco		7,500

Gas & Natural Gas — 1.4%
Atmos Energy	48,000	4,912

Total Gas & Natural Gas		4,912

Health Care Equipment & Services — 1.5%
Integer Holdings *	77,000	5,320

Total Health Care Equipment & Services		5,320

Insurance — 6.2%
American National Insurance	43,000	4,871
Amerisafe	100,000	5,922
Primerica	51,000	6,645
Universal Insurance Holdings	160,000	4,766

Total Insurance		22,204

Leasing & Renting — 1.8%
Aaron’s	114,000	6,349

Total Leasing & Renting		6,349

Machinery — 4.8%
Alamo Group	63,000	6,529
Chart Industries *	74,000	6,532
Mueller Water Products, Cl A	400,000	4,292

Total Machinery		17,353

Media — 3.6%
Gray Television *	295,000	6,912
Match Group *	102,000	6,161

Total Media		13,073

Medical Products & Services — 7.7%
Amedisys *	50,000	6,391
Encompass Health	100,000	6,445
Luminex	235,000	5,360
Mednax *	100,000	2,797
US Physical Therapy	56,000	6,524

Total Medical Products & Services		27,517

Paper & Paper Products — 1.4%
Neenah	75,000	5,089

Total Paper & Paper Products		5,089

1

Schedule of Investments	April 30, 2019 (unaudited)

HANCOCK HORIZON BURKENROAD SMALL CAP FUND

Description	Shares	Value (000)
Petroleum & Fuel Products — 7.9%
Cactus, Cl A *	120,000	$4,356
Callon Petroleum *	420,000	3,154
Diamondback Energy	53,000	5,639
Exterran *	193,500	2,751
Magnolia Oil & Gas *	300,000	3,954
Matador Resources *	200,000	3,938
Select Energy Services, Cl A *	382,000	4,401

Total Petroleum & Fuel Products		28,193

Petroleum Refining — 1.2%
HollyFrontier	90,000	4,296

Total Petroleum Refining		4,296

Real Estate Investment Trust — 5.9%
Lamar Advertising, Cl A	75,000	6,200
Medical Properties Trust	325,000	5,675
Preferred Apartment Communities, Cl A	285,000	4,457
Xenia Hotels & Resorts	230,000	4,980

Total Real Estate Investment Trust		21,312

Retail — 5.4%
GameStop, Cl A	300,000	2,595
Pool	34,000	6,247
Ruth’s Hospitality Group	240,000	6,235
Sally Beauty Holdings *	235,000	4,160

Total Retail		19,237

Semi-Conductors & Instruments — 1.9%
Cirrus Logic *	140,000	6,661

Total Semi-Conductors & Instruments		6,661

Semiconductors & Semiconductor Equipment — 1.4%
Diodes *	140,000	5,099

Total Semiconductors & Semiconductor Equipment		5,099

Transportation Services — 1.7%
Saia *	97,000	6,246

Total Transportation Services		6,246

Total Common Stock (Cost $233,323 (000))		348,354

Cash Equivalent (A) — 1.1%
Federated Government Obligations Fund, Cl I, 2.340%	3,960,330	3,960

Total Cash Equivalent (Cost $3,960 (000))		3,960

Total Investments — 98.2% (Cost $237,283 (000))		$352,314

Percentages are based on net assets of $358,654 (000).

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of April 30, 2019.

Cl — Class

As of April 30, 2019, all of the Fund’s investments are Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

During the period ended April 30, 2019, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended April 30, 2019, there have been no transfers between Level 2 and Level 3 assets and liabilities.

During the period ended April 30, 2019, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-002-2200

2

Schedule of Investments	April 30, 2019 (unaudited)

HANCOCK HORIZON DIVERSIFIED INCOME FUND

Description	Shares	Value (000)

Common Stock — 43.4%
Automotive — 0.5%
Ford Motor	23,079	$241

Total Automotive		241

Banks — 1.6%
PacWest Bancorp	6,407	254
People’s United Financial	12,903	223
Valley National Bancorp	25,216	264

Total Banks		741

Biotechnology — 0.6%
AbbVie	3,241	257

Total Biotechnology		257

Chemicals — 1.2%
Innophos Holdings	8,966	288
LyondellBasell Industries, Cl A	2,628	232

Total Chemicals		520

Containers & Packaging — 0.7%
WestRock	7,818	300

Total Containers & Packaging		300

Diversified Telecommunication Services — 2.0%
AT&T	7,496	232
Cogent Communications Holdings	5,838	322
Verizon Communications	6,100	349

Total Diversified Telecommunication Services		903

Electrical Utilities — 4.3%
Consolidated Edison	3,675	317
Duke Energy	3,365	306
Entergy	3,623	351
FirstEnergy	7,735	325
Hawaiian Electric Industries	8,220	341
PPL	9,483	296

Total Electrical Utilities		1,936

Energy Equipment & Services — 1.1%
Archrock	23,382	236
Helmerich & Payne	4,180	245

Total Energy Equipment & Services		481

Food, Beverage & Tobacco — 1.9%
Altria Group	4,208	229
Philip Morris International	3,530	306
Universal	6,098	328

Total Food, Beverage & Tobacco		863

Health Care Providers & Services — 1.5%
Cardinal Health	8,526	415
Patterson	11,711	256

Total Health Care Providers & Services		671

Hotels, Restaurants & Leisure — 1.5%
Brinker International	9,983	427
Six Flags Entertainment	4,281	227

Total Hotels, Restaurants & Leisure		654

Description	Shares	Value (000)
Household Durables — 0.3%
Tupperware Brands	5,514	$131

Total Household Durables		131

Household Products — 1.1%
Kimberly-Clark	3,909	502

Total Household Products		502

Insurance — 1.3%
Old Republic International	12,462	279
Safety Insurance Group	3,491	324

Total Insurance		603

IT Services — 1.2%
International Business Machines	1,810	254
Western Union	15,018	292

Total IT Services		546

Media — 1.5%
New Media Investment Group	18,690	200
Omnicom Group	5,870	470

Total Media		670

Oil, Gas & Consumable Fuels — 0.6%
Chevron	2,283	274

Total Oil, Gas & Consumable Fuels		274

Paper & Paper Products — 1.5%
Domtar	8,883	434
Schweitzer-Mauduit International	7,072	252

Total Paper & Paper Products		686

Real Estate Investment Trust — 13.6%
Alexandria Real Estate Equities	669	95
American Campus Communities	2,222	105
Apartment Investment & Management, Cl A	2,116	104
Armada Hoffler Properties	18,832	304
AvalonBay Communities	524	105
Boston Properties	676	93
Brandywine Realty Trust	5,281	81
Colony Capital	1	—
CoreCivic	11,750	245
Cousins Properties	9,897	95
CubeSmart	3,026	97
CyrusOne	1,629	91
DiamondRock Hospitality	7,992	87
Digital Realty Trust	802	94
Duke Realty	3,309	103
EastGroup Properties	1,008	115
EPR Properties	6,269	494
Equity Residential	1,427	109
Essex Property Trust	356	101
Extra Space Storage	964	100
Federal Realty Investment Trust	719	96
First Industrial Realty Trust	2,875	101
HCP	3,683	110
Highwoods Properties	1,938	86
Host Hotels & Resorts	4,530	87
Iron Mountain	2,550	83
Kimco Realty	5,771	100
Lamar Advertising, Cl A	1,267	105
Liberty Property Trust	2,107	105

3

Schedule of Investments	April 30, 2019 (unaudited)

HANCOCK HORIZON DIVERSIFIED INCOME FUND

Description	Shares/Face Amount (000)	Value (000)
Real Estate Investment Trust — (continued)
Medical Properties Trust	6,418	$112
Mid-America Apartment Communities	947	104
Monmouth Real Estate Investment, Cl A	5,682	78
National Retail Properties	2,187	115
Omega Healthcare Investors	3,103	110
Park Hotels & Resorts	3,136	101
Pebblebrook Hotel Trust	1,849	60
Pennsylvania Real Estate Investment Trust	32,437	195
Piedmont Office Realty Trust, Cl A	4,802	100
Public Storage	429	95
Realty Income	1,647	115
Ryman Hospitality Properties	1,096	87
Senior Housing Properties Trust	5,259	42
Simon Property Group	538	94
SL Green Realty	860	76
Starwood Property Trust	3,975	92
STORE Capital	3,401	113
Tanger Factory Outlet Centers	13,087	236
Terreno Realty	2,448	109
Uniti Group	5,001	55
Ventas	1,683	103
Vornado Realty Trust	1,242	86
Washington	3,172	90
Weingarten Realty Investors	3,044	88
Welltower	1,576	118
Weyerhaeuser	2,383	64

Total Real Estate Investment Trust		6,129

Retail — 1.5%
Buckle	11,741	217
Chico’s FAS	38,371	135
Kohl’s	4,560	324

Total Retail		676

Semiconductors & Semiconductor Equipment — 1.0%
QUALCOMM	4,989	430

Total Semiconductors & Semiconductor Equipment		430

Technology Hardware, Storage & Peripherals — 1.7%
Seagate Technology	4,730	228
Xerox	16,474	550

Total Technology Hardware, Storage & Peripherals		778

Thrifts & Mortgage Finance — 1.2%
New York Community Bancorp	21,193	247
Northwest Bancshares	16,139	281

Total Thrifts & Mortgage Finance		528

Total Common Stock (Cost $18,527 (000))		19,520

Corporate Bonds — 41.9%
Automotive — 1.6%
General Motors Financial (A)
6.500%, VAR ICE LIBOR USD 3 Month+3.436%, 03/30/67	$250	242

Description	Face Amount (000)	Value (000)
Automotive — (continued)
Goodyear Tire & Rubber
5.000%, 05/31/26	$500	$486

Total Automotive		728

Banks — 0.6%
Citizens Financial Group (A)
6.375%, VAR ICE LIBOR USD 3 Month+3.157%, 01/06/67	250	257

Total Banks		257

Building & Construction — 1.1%
Standard Industries (B)
5.375%, 11/15/24	500	509

Total Building & Construction		509

Cable/Media — 1.1%
CSC Holdings (B)
5.500%, 04/15/27	500	515

Total Cable/Media		515

Diversified Telecommunication Services — 1.1%
Frontier Communications
8.500%, 04/15/20	500	476

Total Diversified Telecommunication Services		476

Electrical Utilities — 1.0%
Dominion Energy
4.901%, VAR ICE LIBOR USD 3 Month+2.300%, 09/30/66	250	233
PPL Capital Funding
5.266%, VAR ICE LIBOR USD 3 Month+2.665%, 03/30/67	250	229

Total Electrical Utilities		462

Entertainment — 0.6%
Viacom
6.250%, VAR ICE LIBOR USD 3 Month+3.899%, 02/28/57	250	257

Total Entertainment		257

Financial Services — 2.3%
Ally Financial
5.750%, 11/20/25	500	542
American Express (A)
5.200%, VAR ICE LIBOR USD 3 Month+3.428%, 12/31/49	25	25
MMC Energy Escrow
9.250%, 10/15/20	500	—
Quicken Loans (B)
5.250%, 01/15/28	500	485

Total Financial Services		1,052

Food, Beverage & Tobacco — 1.1%
Land O’ Lakes (A) (B)
8.000%, 09/15/65	500	514

Total Food, Beverage & Tobacco		514

4

Schedule of Investments	April 30, 2019 (unaudited)

HANCOCK HORIZON DIVERSIFIED INCOME FUND

Description	Face Amount (000)	Value (000)
Gas & Natural Gas — 1.2%
Sunoco (B)
6.000%, 04/15/27	$500	$519

Total Gas & Natural Gas		519

Health Care Providers & Services — 2.2%
CHS
7.125%, 07/15/20	500	480
Tenet Healthcare (B)
6.250%, 02/01/27	500	521

Total Health Care Providers & Services		1,001

Hotels, Restaurants & Leisure — 4.3%
Aramark Services (B)
5.000%, 02/01/28	500	509
International Game Technology (B)
6.500%, 02/15/25	500	533
Scientific Games International (B)
5.000%, 10/15/25	500	497
Speedway Motorsports
5.125%, 02/01/23	400	400

Total Hotels, Restaurants & Leisure		1,939

Household Durables — 1.2%
PulteGroup
5.500%, 03/01/26	500	528

Total Household Durables		528

Industrials — 1.1%
BNSF Funding Trust I
6.613%, VAR ICE LIBOR USD 3 Month+2.350%, 12/15/55	250	270
General Electric (A)
5.000%, VAR ICE LIBOR USD 3 Month+3.330%, 12/29/49	250	237

Total Industrials		507

Insurance — 0.5%
XLIT (A)
5.054%, VAR ICE LIBOR USD 3 Month+2.458%, 12/31/49	250	243

Total Insurance		243

IT Services — 1.1%
VeriSign
4.750%, 07/15/27	500	510

Total IT Services		510

Lodging — 1.1%
Hilton Domestic Operating (B)
5.125%, 05/01/26	500	512

Total Lodging		512

Media — 2.2%
AMC Networks
5.000%, 04/01/24	500	506
Sirius XM Radio (B)
5.000%, 08/01/27	500	504

Total Media		1,010

Description	Face Amount (000)	Value (000)
Metals & Mining — 0.6%
BHP Billiton Finance USA (B)
6.750%, VAR USD Swap Semi 30/360 5 Yr Curr+5.093%, 10/19/75	$250	$281

Total Metals & Mining		281

Oil, Gas & Consumable Fuels — 5.6%
Antero Resources
5.000%, 03/01/25	500	490
Cheniere Corpus Christi Holdings
5.875%, 03/31/25	500	539
Enbridge
5.500%, VAR ICE LIBOR USD 3 Month+3.418%, 07/15/77	250	241
Plains All American Pipeline (A)
6.125%, VAR ICE LIBOR USD 3 Month+4.110%, 11/15/22	250	239
Tallgrass Energy Partners (B)
5.500%, 01/15/28	500	509
Teekay
8.500%, 01/15/20	500	516

Total Oil, Gas & Consumable Fuels		2,534

Real Estate Investment Trust — 2.3%
Brookfield Property Partners (B)
5.750%, 05/15/26	500	507
GLP Capital
5.375%, 04/15/26	500	528

Total Real Estate Investment Trust		1,035

Retail — 2.1%
L Brands
5.250%, 02/01/28	500	447
Levi Strauss
5.000%, 05/01/25	500	514

Total Retail		961

Tobacco — 1.0%
Vector Group (B)
6.125%, 02/01/25	500	449

Total Tobacco		449

Trading Companies & Distributors — 1.7%
AerCap Global Aviation Trust (B)
6.500%, VAR ICE LIBOR USD 3 Month+4.300%, 06/15/45	250	255
United Rentals North America
4.875%, 01/15/28	500	496

Total Trading Companies & Distributors		751

Transportation Services — 1.1%
XPO Logistics (B)
6.750%, 08/15/24	500	516

Total Transportation Services		516

Wireless Telecommunication Services — 1.8%
United States Cellular
6.700%, 12/15/33	500	531

5

Schedule of Investments	April 30, 2019 (unaudited)

HANCOCK HORIZON DIVERSIFIED INCOME FUND

Description	Face Amount (000)/Shares	Value (000)
Wireless Telecommunication Services — (continued)
Vodafone Group
7.000%, VAR USD Swap Semi 30/360 5 Yr Curr+4.873%, 04/04/79	$250	$263

Total Wireless Telecommunication Services		794

Total Corporate Bonds (Cost $18,767 (000))		18,860

Preferred Stock — 6.8%
Banks — 1.2%
JPMorgan Chase 6.000% (A)	10,000	267
Regions Financial 5.700%, VAR ICE LIBOR USD 3 Month+3.148% * (A)	10,000	254

Total Banks		521

Diversified Telecommunication Services — 1.1%
AT&T 5.625%, 08/01/2067	10,000	259
Qwest 6.750%, 06/15/2057	10,000	241

Total Diversified Telecommunication Services		500

Electrical Utilities — 1.2%
CMS Energy 5.875%, 03/01/2079	10,000	262
Duke Energy 5.625%, 09/15/2078	10,000	259

Total Electrical Utilities		521

Insurance — 1.7%
American International Group 5.850% (A)	10,000	260
RenaissanceRe Holdings 5.750% (A)	10,000	253
WR Berkley 5.700%, 03/30/2058	10,000	252

Total Insurance		765

Oil, Gas & Consumable Fuels — 0.6%
Energy Transfer Operating 7.600%, VAR ICE LIBOR USD 3 Month+5.161% * (A)	10,000	249
NuStar Energy 9.000%, VAR ICE LIBOR USD 3 Month+6.880% (A)	1,000	23

Total Oil, Gas & Consumable Fuels		272

Real Estate Investment Trust — 1.1%
Brookfield Property Partners 6.500%	10,000	251
Vornado Realty Trust 5.700% (A)	9,000	227

Total Real Estate Investment Trust		478

Total Preferred Stock (Cost $2,985 (000))		3,057

Registered Investment Companies — 3.4%
Open-End Funds — 3.1%
BlackRock Floating Rate Income Portfolio	82,900	833
BlackRock High Yield Bond Portfolio	73,644	562

Total Open-End Funds		1,395

Equity Exchange Traded Fund — 0.3%
VanEck Vectors Preferred Securities ex Financials ETF	6,961	135

Total Equity Exchange Traded Fund		135

Total Registered Investment Companies (Cost $1,497 (000))		1,530

Description	Face Amount (000)/Shares	Value (000)

Convertible Bond — 1.1%
Real Estate Investment Trust — 1.1%
Colony Capital
3.875%, 01/15/21	$500	$477

Total Real Estate Investment Trust		477

Total Convertible Bond (Cost $481 (000))		477

Cash Equivalent (C) — 2.7%
Federated Government Obligations Fund, Cl I, 2.340%	1,229,867	1,230

Total Cash Equivalent (Cost $1,230 (000))		1,230

Total Investments — 99.2% (Cost $43,487 (000))		$44,674

Percentages	are based on net assets of $45,016 (000).

*	Non-income producing security.

(A)	Perpetual Maturity

(B)	144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On April 30, 2019, the value of these securities amounted to $8,135 (000), representing 18.2% of the net assets.

(C)	The rate reported is the 7-day effective yield as of April 30, 2019.

Cl — Class

ETF — Exchange Traded Fund

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

USD — U.S. Dollar

VAR — Variable Rate

The following is a list of the level of inputs used as of April 30, 2019, in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$19,520	$—	$—	$19,520
Corporate Bonds	—	18,860	—	18,860
Preferred Stock	1,515	1,542	—	3,057
Registered Investment Companies	1,530	—	—	1,530
Convertible Bond	—	477	—	477
Cash Equivalent	1,230	—	—	1,230

Total Investments in Securities	$23,795	$20,879	$—	$44,674

Amounts designated as “—” are either $0 or have been rounded to $0.

During the period ended April 30, 2019, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended April 30, 2019, there have been no transfers between Level 2 and Level 3 assets and liabilities.

During the period ended April 30, 2019, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-011-1400

6

Schedule of Investments	April 30, 2019 (unaudited)

HANCOCK HORIZON DIVERSIFIED INTERNATIONAL FUND

Description	Shares	Value (000)

Common Stock — 96.5%
Australia — 1.1%
BHP Group ADR	49,813	$2,638

Total Australia		2,638

Austria — 3.8%
Erste Group Bank	80,194	3,208
Schoeller-Bleckmann Oilfield Equipment	33,822	3,161
Voestalpine	75,844	2,434

Total Austria		8,803

Brazil — 3.2%
Banco Bradesco ADR *	420,413	3,809
JBS	742,100	3,686

Total Brazil		7,495

Canada — 2.6%
Magna International	69,707	3,864
Rogers Communications, Cl B	44,164	2,222

Total Canada		6,086

Chile — 1.0%
Sociedad Quimica y Minera de Chile ADR	62,826	2,239

Total Chile		2,239

China — 4.1%
Anhui Conch Cement, Cl H	714,000	4,355
Baidu ADR *	13,019	2,164
BYD, Cl H	439,500	2,991

Total China		9,510

Colombia — 1.5%
Bancolombia ADR	67,268	3,412

Total Colombia		3,412

Czech Republic — 0.8%
Komercni Banka	46,218	1,749

Total Czech Republic		1,749

France — 6.7%
Capgemini	28,717	3,479
Safran	45,166	6,575
Societe Generale	56,468	1,786
Sodexo	33,062	3,789

Total France		15,629

Germany — 5.1%
Continental	19,864	3,280
Merck KGaA	35,054	3,728
MTU Aero Engines	9,639	2,265
Vonovia	53,752	2,679

Total Germany		11,952

Hong Kong — 4.7%
ANTA Sports Products	447,000	3,151
China Life Insurance, Cl H	1,325,000	3,749
Shanghai Fosun Pharmaceutical Group, Cl H	595,500	2,046

Description	Shares	Value (000)
Hong Kong — (continued)
Sinopharm Group, Cl H	503,600	$1,977

Total Hong Kong		10,923

India — 3.6%
HDFC Bank ADR	36,112	4,140
ICICI Bank ADR	363,036	4,157

Total India		8,297

Indonesia — 0.6%
Indofood Sukses Makmur	3,032,500	1,479

Total Indonesia		1,479

Italy — 1.1%
Prysmian	138,248	2,663

Total Italy		2,663

Japan ‡ — 8.2%
Denso	96,600	4,230
Hitachi	90,400	3,009
Secom	56,500	4,761
SoftBank Group	38,600	4,072
Toray Industries	444,800	3,039

Total Japan		19,111

Mexico — 1.5%
Grupo Financiero Banorte, Cl O	567,000	3,580

Total Mexico		3,580

Netherlands — 5.0%
Heineken	43,707	4,714
RELX	161,378	3,700
Royal Dutch Shell, Cl A	100,622	3,212

Total Netherlands		11,626

Norway — 5.2%
DNB	283,860	5,437
Equinor ADR	197,684	4,387
Norsk Hydro	536,322	2,292

Total Norway		12,116

Panama — 1.9%
Carnival	80,081	4,393

Total Panama		4,393

Singapore — 2.7%
DBS Group Holdings	215,700	4,477
United Industrial	817,300	1,903

Total Singapore		6,380

South Korea — 1.7%
Samsung Electronics	100,396	3,941

Total South Korea		3,941

Spain — 3.1%
Amadeus IT Group, Cl A	90,259	7,174

Total Spain		7,174

Switzerland — 5.6%
Credit Suisse Group ADR	235,054	3,126
Novartis ADR	64,074	5,269

7

Schedule of Investments	April 30, 2019 (unaudited)

HANCOCK HORIZON DIVERSIFIED INTERNATIONAL FUND

Description	Shares	Value (000)
Switzerland — (continued)
Roche Holding	17,538	$4,623

Total Switzerland		13,018

Taiwan — 5.0%
ASE Technology Holding	1,396,376	3,240
Hon Hai Precision Industry	1,039,880	2,924
Taiwan Semiconductor Manufacturing	653,000	5,474

Total Taiwan		11,638

Turkey — 0.0%
Akbank T.A.S. *	1	—

Total Turkey		—

United Kingdom — 8.8%
Barclays	1,606,049	3,440
Diageo	156,628	6,602
HSBC Holdings	458,240	3,984
ITV	1,241,123	2,211
Rio Tinto ADR	71,895	4,235

Total United Kingdom		20,472

United States — 8.1%
Check Point Software Technologies *	29,272	3,535
Core Laboratories	40,960	2,596
Everest Re Group	18,565	4,372
ICON *	61,306	8,374

Total United States		18,877

Total Common Stock (Cost $160,838 (000))		225,201

Cash Equivalents (A) — 3.0%
Dreyfus Government Cash Management, Cl I, 2.320%	4,701,934	4,702
Federated Government Obligations Fund, Cl I, 2.340%	2,299,688	2,300

Total Cash Equivalents (Cost $7,002 (000))		7,002

Total Investments — 99.5% (Cost $167,840 (000))		$232,203

Percentages are based on net assets of $233,271 (000).

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of April 30, 2019.

ADR — American Depositary Receipt

Cl — Class

The following is a list of the level of inputs used as of April 30, 2019, in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1 (000)	Level 2 ‡ (000)	Level 3 (000)	Total (000)
Common Stock
Australia	$2,638	$—	$—	$2,638
Austria	8,803	—	—	8,803
Brazil	7,495	—	—	7,495
Canada	6,086	—	—	6,086
Chile	2,239	—	—	2,239
China	9,510	—	—	9,510
Colombia	3,412	—	—	3,412
Czech Republic	1,749	—	—	1,749
France	15,629	—	—	15,629
Germany	11,952	—	—	11,952
Hong Kong	10,923	—	—	10,923
India	8,297	—	—	8,297
Indonesia	1,479	—	—	1,479
Italy	2,663	—	—	2,663
Japan	—	19,111	—	19,111
Mexico	3,580	—	—	3,580
Netherlands	11,626	—	—	11,626
Norway	12,116	—	—	12,116
Panama	4,393	—	—	4,393
Singapore	6,380	—	—	6,380
South Korea	3,941	—	—	3,941
Spain	7,174	—	—	7,174
Switzerland	13,018	—	—	13,018
Taiwan	11,638	—	—	11,638
Turkey	—	—	—	—
United Kingdom	20,472	—	—	20,472
United States	18,877	—	—	18,877

Total Common Stock	206,090	19,111	—	225,201

Cash Equivalents	7,002	—	—	7,002

Total Investments in Securities	$213,092	$19,111	$—	$232,203

Amounts designated as “—” are either $0 or have been rounded to $0.

‡ For the period ended April 30, 2019, there were transfers between Level 1 and Level 2 assets and liabilities due to market closures in the amount of $19,111 (000). For the period ended April 30, 2019, there were no level 3 securities. All transfers, if any, are recognized at period end. All Japanese securities were deemed temporarily illiquid due to extended holiday market closure. The total temporarily illiquid securities represent 8.2% of Net Assets. Total value of these securities is $19,111 (000).

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-003-2200

8

Schedule of Investments	April 30, 2019 (unaudited)

HANCOCK HORIZON DYNAMIC ASSET ALLOCATION FUND

Description	Shares	Value (000)

Registered Investment Companies — 98.4%
Equity Exchange Traded Funds — 40.6%
iShares Core S&P 500 ETF	5,437	$1,610
iShares MSCI EAFE Index Fund	12,853	858
iShares MSCI EAFE Small-Capital ETF	4,744	281
iShares MSCI Emerging Markets ETF	22,615	993
iShares MSCI Frontier 100 ETF	10,000	283
iShares Russell 2000 ETF	4,664	738
iShares US Preferred Stock ETF	10,978	402
SPDR S&P Emerging Markets SmallCap ETF	6,263	282

Total Equity Exchange Traded Funds		5,447

Fixed Income Exchange Traded Funds — 29.5%
Invesco Senior Loan ETF	18,099	416
iShares 20+ Year Treasury Bond ETF	9,191	1,136
iShares Core U.S. Aggregate Bond ETF	11,664	1,267
iShares iBoxx $ High Yield Corporate Bond ETF	3,235	281
iShares iBoxx $ Investment Grade Corporate Bond ETF	3,597	429
SPDR Bloomberg Barclays International Treasury Bond ETF	15,488	429

Total Fixed Income Exchange Traded Funds		3,958

Real Estate Exchange Traded Funds — 11.4%
Vanguard Global ex-U.S. Real Estate ETF	9,514	557
Vanguard Real Estate ETF	11,286	979

Total Real Estate Exchange Traded Funds		1,536

Commodity and Currency Exchange Traded Funds — 16.9%
Alerian MLP ETF	69,914	695
First Trust North American Energy Infrastructure Fund	23,802	588
iShares Commodities Select Strategy ETF	4,840	161
iShares MSCI Global Gold Miners ETF	16,433	270
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	17,050	565

Total Commodity and Currency Exchange Traded Funds		2,279

Total Registered Investment Companies (Cost $12,722 (000))		13,220

Cash Equivalent (A) — 3.8%
Federated Government Obligations Fund, Cl I, 2.340%	503,633	504

Total Cash Equivalent (Cost $504 (000))		504

Total Investments — 102.2% (Cost $13,226 (000))		$13,724

Percentages are based on net assets of $13,430 (000).

(A)	The rate reported is the 7-day effective yield as of April 30, 2019.

Cl — Class

EAFE — Europe, Australasia and the Far East

ETF — Exchange Traded Fund

MLP — Master Limited Partnership

MSCI — Morgan Stanley Capital International

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depository Receipts

As of April 30, 2019, all of the Fund’s investments are Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

During the period ended April 30, 2019, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended April 30, 2019, there have been no transfers between Level 2 and level 3 assets and liabilities.

During the period ended April 30, 2019, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-013-0800

9

Schedule of Investments	April 30, 2019 (unaudited)

HANCOCK HORIZON INTERNATIONAL SMALL CAP FUND

Description	Shares	Value (000)

Common Stock — 93.9%
Australia — 6.0%
Abacus Property Group	39,735	$106
Australian Pharmaceutical Industries	19,121	19
BlueScope Steel	31,536	299
Charter Hall Group	53,595	371
JB Hi-Fi	5,454	99
New Hope	19,585	37
Sandfire Resources NL	17,067	85

Total Australia		1,016

Canada — 3.2%
Choice Properties Real Estate Investment Trust	12,261	125
Enerflex	9,230	128
High Arctic Energy Services	26,331	76
Medical Facilities	8,008	98
Parex Resources *	6,227	106

Total Canada		533

Finland — 2.3%
Oriola, Cl B	36,155	93
Tokmanni Group	14,580	128
Valmet	5,940	163

Total Finland		384

France — 3.5%
Cie Plastic Omnium	4,305	131
Eiffage	1,648	172
Faurecia	928	47
Fountaine Pajot	856	110
Nexity	2,680	125

Total France		585

Germany — 4.3%
Cewe Stiftung & KGAA	1,162	110
DMG Mori	2,357	121
Eckert & Ziegler	2,506	220
EDAG Engineering Group	5,773	91
FUCHS PETROLUB	3,428	136
Siltronic	538	53

Total Germany		731

Hong Kong — 2.8%
CITIC Telecom International Holdings	270,766	112
Dynam Japan Holdings	97,000	125
HKBN	78,566	141
Tianneng Power International	99,000	93

Total Hong Kong		471

Israel — 5.5%
AudioCodes	9,813	142
Hilan	4,834	133

Description	Shares	Value (000)
Israel — (continued)
Kamada *	19,992	$117
Oil Refineries	414,853	203
Paz Oil	932	136
Rami Levy Chain Stores Hashikma Marketing 2006	3,567	186

Total Israel		917

Italy — 6.8%
A2A	100,350	168
Ascopiave	22,094	95
Azimut Holding	5,590	113
DiaSorin	2,833	276
Hera	29,459	105
Italgas	22,584	141
Mediaset *	34,468	115
Saras	73,345	131

Total Italy		1,144

Japan ‡ — 20.1%
Daiwabo Holdings	2,000	102
Dip	5,000	76
Financial Products Group	10,500	91
Foster Electric	3,200	50
Fudo Tetra	6,700	92
Inaba Denki Sangyo	1,300	53
Itochu Enex	12,500	102
Jeol	5,900	119
Kintetsu World Express	7,700	117
Kito	6,300	100
KLab *	9,300	69
KYORIN Holdings	5,900	111
Meitec	2,900	135
NichiiGakkan	11,500	141
Nichi-iko Pharmaceutical	8,300	100
Nihon Kohden	6,200	181
Nippon Light Metal Holdings	26,100	58
Nissin	4,700	81
Nojima	5,900	102
Raysum	10,300	94
Riso Kagaku	5,800	97
Rohto Pharmaceutical	4,400	123
Seikitokyu Kogyo	10,300	53
Shibaura Mechatronics	3,800	131
Tobishima	8,700	111
Tokuyama	4,000	100
Tokyo Steel Manufacturing	20,800	178
Tosei	7,400	62
V Technology	900	121
Wakachiku Construction	7,500	97
Yamazen	8,800	93
Yuasa Trading	5,100	145
ZERIA Pharmaceutical	4,700	83

Total Japan		3,368

10

Schedule of Investments	April 30, 2019 (unaudited)

HANCOCK HORIZON INTERNATIONAL SMALL CAP FUND

Description	Shares	Value (000)
Netherlands — 2.8%
ASR Nederland	3,875	$171
ForFarmers	10,362	89
Heijmans *	5,812	66
Signify	4,695	141

Total Netherlands		467

New Zealand — 0.6%
Z Energy	22,369	95

Total New Zealand		95

Norway — 4.2%
AF Gruppen	13,897	247
Aker Solutions *	24,258	125
Petroleum Geo-Services *	52,113	115
Selvaag Bolig	17,370	98
Veidekke	11,172	125

Total Norway		710

Portugal — 0.4%
Altri SGPS	9,134	72

Total Portugal		72

Singapore — 5.2%
APAC Realty	303,100	139
Best World International	70,700	84
Mapletree Industrial Trust	259,666	394
Yanlord Land Group	245,365	263

Total Singapore		880

South Korea — 4.1%
AK Holdings	2,135	94
Dongwon Development	43,380	177
Huchems Fine Chemical	9,932	186
JW Pharmaceutical	3,754	118
Maeil Dairies	1,479	112

Total South Korea		687

Spain — 2.1%
Cia de Distribucion Integral Logista Holdings	5,195	124
CIE Automotive	4,705	131
Construcciones y Auxiliar de Ferrocarriles	1,937	91

Total Spain		346

Sweden — 4.2%
Alcadon Group	15,280	46
Betsson	15,372	117
Granges	5,896	64
Lindab International	11,652	131
Nobina	23,580	152
Scandi Standard	21,337	146

Description	Shares	Value (000)
Sweden — (continued)
SSAB, Cl B	18,070	$58

Total Sweden		714

Switzerland — 1.2%
Adecco Group	1,859	107
Galenica	2,029	103

Total Switzerland		210

United Kingdom — 13.8%
Avast	30,336	120
Drax Group	25,493	113
EMIS Group	8,376	122
Ferrexpo	69,101	187
Games Workshop Group	6,036	328
Go-Ahead Group	3,710	94
Grainger	20,576	68
IG Group Holdings	8,184	54
International Personal Finance	37,218	89
Judges Scientific	4,684	192
Paragon Banking Group	25,787	154
Polypipe Group	17,321	99
Redrow	26,133	210
Safestore Holdings	28,046	235
SThree	27,592	109
Tate & Lyle	13,959	140

Total United Kingdom		2,314

United States — 0.8%
Luxfer Holdings	5,749	138

Total United States		138

Total Common Stock (Cost $15,464 (000))		15,782

Preferred Stock — 0.6%
Germany — 0.6%
STO & KGaA 0.247%	1,015	101

Total Germany		101

Total Preferred Stock (Cost $124 (000))		101

Cash Equivalents (A) — 4.8%
Dreyfus Government Cash Management, Cl I, 2.320%	402,594	403
Federated Government Obligations Fund, Cl I, 2.340%	408,487	408

Total Cash Equivalents (Cost $811 (000))		811

Total Investments — 99.3% (Cost $16,399 (000))		$16,694

Percentages are based on net assets of $16,806 (000).

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of April 30, 2019.

11

Schedule of Investments	April 30, 2019 (unaudited)

HANCOCK HORIZON INTERNATIONAL SMALL CAP FUND

Cl — Class

The following is a list of the level of inputs used as of April 30, 2019, in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2 ‡	Level 3	Total
Common Stock
Australia	$1,016	$—	$—	$1,016
Canada	533	—	—	533
Finland	384	—	—	384
France	585	—	—	585
Germany	731	—	—	731
Hong Kong	471	—	—	471
Israel	917	—	—	917
Italy	1,144	—	—	1,144
Japan	—	3,368	—	3,368
Netherlands	467	—	—	467
New Zealand	95	—	—	95
Norway	710	—	—	710
Portugal	72	—	—	72
Singapore	880	—	—	880
South Korea	687	—	—	687
Spain	346	—	—	346
Sweden	714	—	—	714
Switzerland	210	—	—	210
United Kingdom	2,314	—	—	2,314
United States	138	—	—	138

Total Common Stock	12,414	3,368	—	15,782

Total Preferred Stock	101	—	—	101

Total Cash Equivalents	811	—	—	811

Total Investments in Securities	$13,326	$3,368	$—	$16,694

‡ For the period ended April 30, 2019, there were transfers between Level 1 and Level 2 assets and liabilities due to market closures in the amount of $3,368 (000). For the period ended April 30, 2019, there were no level 3 securities. All Japanese securities were deemed temporarily illiquid due to extended holiday market closure. The total temporarily illiquid securities represent 20.0% of Net Assets. Total value of these securities is $3,368 (000). All transfers, if any, are recognized at period end.

During the period ended April 30, 2019, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-014-0800

12

Schedule of Investments	April 30, 2019 (unaudited)

HANCOCK HORIZON LOUISIANA TAX-FREE INCOME FUND

Description	Face Amount (000)	Value (000)

Municipal Bonds — 95.2%

Louisiana — 95.2%
Ascension Parish, RB, AGM
Callable 05/31/19 @ 100
3.250%, 04/01/35	$85	$85
Bienville, Parish School District No. 1 Arcadia, GO, BAM
Callable 03/01/28 @ 100
3.000%, 03/01/30	150	154
Central, Community School System, GO
Callable 03/01/24 @ 100
4.000%, 03/01/30	150	160
Desoto, Parish School Board, RB
Callable 05/01/22 @ 100
3.500%, 05/01/32	270	276
Iberia, Parishwide School District, GO
Callable 03/01/24 @ 100
3.750%, 03/01/33	275	286
Lafayette, Parish Law Enforcement District, Limited Tax, GO
Callable 03/01/22 @ 100
3.250%, 03/01/32	180	182
Lafayette, Parish School Board, RB
Callable 04/01/27 @ 100
4.000%, 04/01/40	250	268
Lafayette, Utilities Revenue, RB, AGM
Callable 05/01/29 @ 100
5.000%, 11/01/44	100	118
Lafayette, Utilities Revenue, RB, AGM
Callable 11/01/27 @ 100
4.000%, 11/01/35	150	163
Lafourche, Parish School Board, GO, BAM
Callable 03/01/27 @ 100
3.125%, 03/01/37	250	251
Louisiana, Local Government Environmental Facilities & Community Development Authority, Bossier City Project, RB
Callable 11/01/25 @ 100
5.000%, 11/01/32	150	173
Louisiana, Local Government Environmental Facilities & Community Development Authority, BRCC Facilities Corp. Project, RB
Callable 12/01/21 @ 100
4.125%, 12/01/32	100	104
Louisiana, Local Government Environmental Facilities & Community Development Authority, LCTCS Act 360 Project, RB
Callable 10/01/24 @ 100
5.000%, 10/01/34	250	282
Louisiana, Local Government Environmental Facilities & Community Development Authority, Livingston Parish Courthouse Project, RB, AGM
Callable 09/01/21 @ 100
4.625%, 09/01/41	200	209

Description	Face Amount (000)	Value (000)

Louisiana — (continued)
Louisiana, Local Government Environmental Facilities & Community Development Authority, Plaquemines Project, RB, AGM
Callable 09/01/22 @ 100
4.000%, 09/01/37	$200	$208
Louisiana, Local Government Environmental Facilities & Community Development Authority, RB, BAM
Callable 02/01/28 @ 100
5.000%, 02/01/30	150	181
Louisiana, Local Government Environmental Facilities & Community Development Authority, Youngsville Project, RB, AGM
Callable 07/01/21 @ 100
4.900%, 07/01/41	175	185
Louisiana, Transportation Authority, Ser A, RB
Callable 08/15/23 @ 100
4.500%, 08/15/43	250	267
New Orleans, Louisiana Water System Revenue, RB
5.000%, 12/01/24	225	257
Plaquemine City, Sales & Use Tax Project, RB, AGM
Callable 12/01/27 @ 100
3.500%, 12/01/29	250	273
Plaquemines Parish, Ser A, RB
Callable 03/01/20 @ 101
4.550%, 03/01/28	115	119
Red River, Parish School Board, GO
Callable 03/01/27 @ 100
4.000%, 03/01/38	250	268
Shreveport, Louisiana Water & Sewer Revenue, Ser C, RB, BAM
Callable 12/01/28 @ 100
4.000%, 12/01/33	210	230
St. Charles Parish, School District No. 1, GO
Callable 03/01/22 @ 100
3.000%, 03/01/30	200	202
St. John the Baptist Parish, GO
Callable 03/01/25 @ 100
3.500%, 03/01/30	110	116
St. Tammany Parish, Hospital Service District No. 2, GO
Callable 03/01/22 @ 100
3.125%, 03/01/32	260	263
St. Tammany Parish, Recreation District No. 14, GO
Callable 04/01/24 @ 100
3.750%, 04/01/34	175	184
Terrebonne Parish, Sales & Use Tax Project, Ser ST, RB, AGM, Pre-Refunded @ 100
5.250%, 04/01/36 (A)	100	107

13

Schedule of Investments	April 30, 2019 (unaudited)

HANCOCK HORIZON LOUISIANA TAX-FREE INCOME FUND

Description	Face Amount (000)/Shares	Value (000)

Louisiana — (continued)
West Ouachita, Parish School District, RB
Callable 09/01/25 @ 100
3.750%, 09/01/34	$190	$200
Zachary, Community School District No. 1, GO
Callable 03/01/22 @ 100
3.500%, 03/01/32	200	204

Total Louisiana		5,975

Total Municipal Bonds (Cost $5,785 (000))		5,975

Cash Equivalent (B) — 6.0%
Federated Government Obligations Fund, Cl I, 2.340%	376,708	377

Total Cash Equivalent (Cost $377 (000))		377

Total Investments — 101.2% (Cost $6,162 (000))		$6,352

Percentages are based on net assets of $6,276 (000).

(A)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.

(B)	The rate reported is the 7-day effective yield as of April 30, 2019.

AGM — Assured Guaranty Municipal

BAM — Build America Mutual

Cl — Class

GO — General Obligation

RB — Revenue Bond

Ser — Series

The following is a list of the level of inputs used as of April 30, 2019, in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$5,975	$—	$5,975
Cash Equivalent	377	—	—	377

Total Investments in Securities	$377	$5,975	$—	$6,352

Amounts designated as “—” are either $0 or have been rounded to $0.

During the period ended April 30, 2019, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended April 30, 2019, there have been no transfers between Level 2 and Level 3 assets and liabilities.

During the period ended April 30, 2019, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-009-1700

14

Schedule of Investments	April 30, 2019 (unaudited)

HANCOCK HORIZON MICROCAP FUND

Description	Shares	Value (000)

Common Stock — 97.8%
Aerospace & Defense — 1.0%
Ducommun *	4,081	$166

Total Aerospace & Defense		166

Airlines — 0.9%
Mesa Air Group *	16,760	153

Total Airlines		153

Automotive — 1.0%
Tower International	6,800	159

Total Automotive		159

Banks — 11.1%
Capital City Bank Group	6,271	144
ConnectOne Bancorp	7,350	160
Federal Agricultural Mortgage, Cl C	2,270	174
Financial Institutions	5,200	143
Franklin Financial Network	7,300	201
Parke Bancorp	7,892	181
Peapack Gladstone Financial	5,100	148
Sachem Capital	36,000	168
Southern National Bancorp of Virginia	11,000	164
TriState Capital Holdings *	7,400	172
Univest Financial	5,600	141

Total Banks		1,796

Chemicals — 0.9%
Hawkins	4,000	148

Total Chemicals		148

Commercial Services — 3.0%
Barrett Business Services	2,327	169
BG Staffing	6,165	144
Heritage-Crystal Clean *	5,801	166

Total Commercial Services		479

Computers & Services — 2.3%
AstroNova	7,800	195
Digi International *	13,915	179

Total Computers & Services		374

Construction Materials — 1.5%
United States Lime & Minerals	3,075	248

Total Construction Materials		248

Consumer Finance — 1.4%
Enova International *	8,335	229

Total Consumer Finance		229

Containers & Packaging — 1.5%
UFP Technologies *	6,444	235

Total Containers & Packaging		235

Data Processing & Outsourced Services — 1.0%
CRA International	3,000	156

Total Data Processing & Outsourced Services		156

Description	Shares	Value (000)
Diversified Financial Services — 1.6%
On Deck Capital *	45,811	$250

Total Diversified Financial Services		250

Diversified Telecommunication Services — 1.2%
Frontier Communications *	68,386	195

Total Diversified Telecommunication Services		195

Electrical Utilities — 1.0%
Spark Energy, Cl A	17,857	169

Total Electrical Utilities		169

Electronic Equipment, Instruments & Components — 3.7%
Napco Security Technologies *	9,694	241
PCM *	7,043	194
Vishay Precision Group *	4,417	167

Total Electronic Equipment, Instruments & Components		602

Energy Equipment & Services — 0.8%
Matrix Service *	6,711	132

Total Energy Equipment & Services		132

Engineering Services — 1.1%
Sterling Construction *	13,463	183

Total Engineering Services		183

Entertainment — 2.3%
Golden Entertainment *	10,000	157
Marcus	5,523	207

Total Entertainment		364

Financial Services — 12.5%
Cowen, Cl A *	10,000	168
Diamond Hill Investment Group	1,698	245
Donnelley Financial Solutions *	9,615	147
Elevate Credit *	50,829	228
EZCORP, Cl A *	23,780	258
Marlin Business Services	9,946	217
Pzena Investment Management, Cl A	16,424	163
Regional Management *	9,564	237
Silvercrest Asset Management Group, Cl A	11,000	160
Virtus Investment Partners	1,604	197

Total Financial Services		2,020

Food Products — 1.3%
Freshpet *	4,748	212

Total Food Products		212

Hotels, Restaurants & Leisure — 2.9%
Carrols Restaurant Group *	16,647	163
El Pollo Loco Holdings *	11,217	143
Monarch Casino & Resort *	3,848	165

Total Hotels, Restaurants & Leisure		471

Information Technology — 1.1%
GlobalSCAPE	23,000	174

Total Information Technology		174

15

Schedule of Investments	April 30, 2019 (unaudited)

HANCOCK HORIZON MICROCAP FUND

Description	Shares	Value (000)
Insurance — 4.7%
Citizens, Cl A *	32,319	$218
Goosehead Insurance, Cl A	5,792	176
Kingstone	11,550	134
Protective Insurance	14,398	235

Total Insurance		763

Interactive Media & Services — 1.0%
QuinStreet *	11,126	159

Total Interactive Media & Services		159

Leisure Products — 1.0%
Johnson Outdoors, Cl A	2,200	169

Total Leisure Products		169

Medical Products & Services — 5.6%
BioSpecifics Technologies *	2,343	157
FONAR *	12,299	244
Lantheus Holdings *	8,100	196
MTBC *	31,561	163
RadNet *	12,216	148

Total Medical Products & Services		908

Oil, Gas & Consumable Fuels — 3.8%
Bonanza Creek Energy *	6,947	168
Hallador Energy	29,160	150
Overseas Shipholding Group, Cl A *	76,459	139
W&T Offshore *	24,456	156

Total Oil, Gas & Consumable Fuels		613

Petroleum & Fuel Products — 1.8%
Basic Energy Services *	44,000	111
Era Group *	18,202	175

Total Petroleum & Fuel Products		286

Pharmaceuticals — 1.0%
Osmotica Pharmaceuticals *	38,472	155

Total Pharmaceuticals		155

Professional Services — 1.0%
Heidrick & Struggles International	4,423	158

Total Professional Services		158

Real Estate Investment Trust — 6.7%
Braemar Hotels & Resorts	14,019	195
BRT Apartments	11,080	155
Cherry Hill Mortgage Investment	7,800	135
Dynex Capital	36,549	223
Gladstone Commercial	6,860	149
Preferred Apartment Communities, Cl A	13,758	216

Total Real Estate Investment Trust		1,073

Retail — 4.1%
Foundation Building Materials *	15,000	204
Funko, Cl A *	7,500	149
J. Jill	27,500	154
Vera Bradley *	12,500	154

Total Retail		661

Description	Shares	Value (000)
Road & Rail — 0.9%
USA Truck *	10,218	$146

Total Road & Rail		146

Semiconductors & Semiconductor Equipment — 1.8%
inTEST *	20,713	137
SMART Global Holdings *	7,123	155

Total Semiconductors & Semiconductor Equipment		292

Specialty Retail — 4.8%
Container Store Group *	24,000	207
Shoe Carnival	4,451	159
Vitamin Shoppe *	24,828	156
Zumiez *	9,700	257

Total Specialty Retail		779

Trading Companies & Distributors — 2.4%
Lawson Products *	4,997	164
Transcat *	9,350	216

Total Trading Companies & Distributors		380

Transportation Services — 2.1%
Miller Industries	4,700	155
Radiant Logistics *	27,000	177

Total Transportation Services		332

Total Common Stock (Cost $15,346 (000))		15,789

Cash Equivalent (A) — 2.3%
Federated Government Obligations Fund, Cl I, 2.340%	368,702	369

Total Cash Equivalent (Cost $369 (000))		369

Total Investments — 100.1% (Cost $15,715 (000))		$16,158

Percentages are based on net assets of $16,138 (000).

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of April 30, 2019.

Cl — Class

As of April 30, 2019, all of the Fund’s investments are Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

During the period ended April 30, 2019, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended April 30, 2019, there have been no transfers between Level 2 and Level 3 assets and liabilities.

During the period ended April 30, 2019, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-015-0800

16

Schedule of Investments	April 30, 2019 (unaudited)

HANCOCK HORIZON MISSISSIPPI TAX-FREE INCOME FUND

Description	Face Amount (000)	Value (000)

Municipal Bonds — 97.0%

Mississippi — 97.0%
Clinton, Public School District, GO
Callable 10/01/21 @ 100
2.750%, 10/01/28	$150	$153
Copiah County, GO
Callable 04/01/25 @ 100
3.500%, 04/01/32	390	396
Forrest County, GO
Callable 03/01/24 @ 100
4.000%, 03/01/27	385	422
Lauderdale County, GO
3.000%, 04/01/26	150	158
Lauderdale County, GO
Callable 11/01/25 @ 100
3.250%, 11/01/31	250	256
Callable 11/01/25 @ 100
3.000%, 11/01/30	100	102
Long Beach, School District, GO, BAM
4.000%, 03/01/27	275	312
Medical Center Educational Building, University of Mississippi Medical Center Facilities Expansion and Renovation Project, Ser A, RB
Callable 06/01/22 @ 100
4.000%, 06/01/41	250	257
Mississippi State, Development Bank, Brandon Public Improvement Project, RB
Callable 03/01/25 @ 100
3.000%, 03/01/30	155	158
Mississippi State, Development Bank, Flowood Refunding Project, RB
Callable 11/01/21 @ 100
4.125%, 11/01/31	200	210
Mississippi State, Development Bank, Gulf Coast Community College District, RB
Callable 12/01/26 @ 100
3.375%, 12/01/39	250	253
Mississippi State, Development Bank, Harrison County Coliseum Project, Ser A, RB
5.250%, 01/01/34	400	498
Mississippi State, Development Bank, Hinds County Project, RB
5.000%, 11/01/26	75	90
Mississippi State, Development Bank, Jackson Public School District Project, RB
Callable 04/01/23 @ 100
5.000%, 04/01/28	530	581
Mississippi State, Development Bank, Jones County Junior College Project, RB, BAM
Callable 05/01/26 @ 100
3.500%, 05/01/35	200	203

Description	Face Amount (000)	Value (000)

Mississippi — (continued)
Mississippi State, Development Bank, Marshall Country Industrial Development Authority, RB
Callable 01/01/25 @ 100
3.750%, 01/01/35	$200	$207
Mississippi State, Development Bank, Meridian Apartment Center Project, RB
5.000%, 03/01/25	360	417
Mississippi State, Development Bank, Pearl Capital Improvement Project, RB, AGM
Callable 12/01/21 @ 100
4.000%, 12/01/31	205	212
Mississippi State, Development Bank, Pearl River Community College Project, RB, AGM
Callable 09/01/22 @ 100
3.375%, 09/01/36	750	759
Mississippi State, Development Bank, RB
Callable 04/01/29 @ 100
4.000%, 04/01/37	100	108
Mississippi State, Development Bank, Tax Increment Financing Project, TA
Callable 05/31/19 @ 100
4.500%, 05/01/24	120	120
Mississippi State, Development Bank, Vicksburg Public Improvement Project, RB, BAM
3.000%, 03/01/21	320	326
Mississippi State, Development Bank, Water & Sewer Project, RB, AGM
Callable 03/01/22 @ 100
3.500%, 03/01/32	400	406
Mississippi State, Gaming Tax Revenue, Ser E, RB
5.000%, 10/15/25	500	587
Mississippi State, Ser D, GO
Callable 12/01/27 @ 100
3.000%, 12/01/37	500	491
Mississippi State, State Capital Improvement Project, Ser A, GO
Callable 10/01/21 @ 100
4.000%, 10/01/36	900	930
Callable 10/01/21 @ 100
3.750%, 10/01/31	510	523
Mississippi State, University Educational Building, RB
Callable 08/01/27 @ 100
4.000%, 08/01/43	500	531
Oktibbeha County, Ser A, GO, AGM
Callable 11/01/28 @ 100
4.000%, 11/01/29	270	308
Oxford, School District, GO
Callable 05/01/28 @ 100
3.500%, 05/01/38	500	511
Oxford, School District, GO
Callable 04/01/27 @ 100
3.000%, 04/01/31	300	306

17

Schedule of Investments	April 30, 2019 (unaudited)

HANCOCK HORIZON MISSISSIPPI TAX-FREE INCOME FUND

Description	Face Amount (000)/Shares	Value (000)

Mississippi — (continued)
Oxford, Ser B, GO
Callable 08/01/25 @ 100
3.125%, 08/01/33	$575	$583
Starkville, GO
4.000%, 06/01/27	400	458
University of Southern Mississippi, Facilities Refinancing Project, Ser A, RB
Callable 03/01/25 @ 100
3.250%, 03/01/33	425	433

Total Mississippi		12,265

Total Municipal Bonds (Cost $11,888 (000))		12,265

Cash Equivalent (A) — 2.3%
Federated Government Obligations Fund, Cl I, 2.340%	293,917	294

Total Cash Equivalent (Cost $294 (000))		294

Total Investments — 99.3% (Cost $12,182 (000))		$12,559

Percentages are based on net assets of $12,648 (000).

(A)	The rate reported is the 7-day effective yield as of April 30, 2019.

AGM — Assured Guaranty Municipal

BAM — Build America Mutual

Cl — Class

GO — General Obligation

RB — Revenue Bond

Ser — Series

TA — Tax Allocation

The following is a list of the level of inputs used as of April 30, 2019, in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$12,265	$—	$12,265
Cash Equivalent	294	—	—	294

Total Investments in Securities	$294	$12,265	$—	$12,559

Amounts designated as “—” are either $0 or have been rounded to $0.

During the period ended April 30, 2019, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended April 30, 2019, there have been no transfers between Level 2 and Level 3 assets and liabilities.

During the period ended April 30, 2019, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-010-1700

18

Schedule of Investments	April 30, 2019 (unaudited)

HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND

Description	Shares	Value (000)

Common Stock — 68.7%
Aerospace & Defense — 0.7%
Boeing (A)	2,900	$1,095

Total Aerospace & Defense		1,095

Automotive — 3.5%
American Axle & Manufacturing Holdings *	25,900	382
AutoZone * (A)	1,300	1,337
Cooper Tire & Rubber (A)	30,800	920
Dana	51,500	1,004
Goodyear Tire & Rubber	25,500	490
Stoneridge *	33,600	1,056

Total Automotive		5,189

Banks — 2.7%
JPMorgan Chase (A)	8,300	963
PNC Financial Services Group (A)	8,100	1,109
Voya Financial	13,100	719
Zions Bancorp (A)	22,800	1,125

Total Banks		3,916

Beauty Products — 0.8%
Inter Parfums (A)	16,700	1,210

Total Beauty Products		1,210

Building & Construction — 1.8%
Advanced Drainage Systems	20,000	561
Allegion	7,400	734
Meritage Homes *	15,200	777
Toll Brothers	13,300	507

Total Building & Construction		2,579

Capital Markets — 0.4%
Blucora *	18,700	654

Total Capital Markets		654

Chemicals — 0.8%
Celanese, Cl A (A)	10,500	1,133

Total Chemicals		1,133

Commercial Services — 2.3%
HNI (A)	26,900	987
Kforce	32,000	1,153
Waste Management (A)	11,700	1,256

Total Commercial Services		3,396

Computers & Services — 6.6%
Apple (A)	4,500	903
Cadence Design Systems * (A)	18,900	1,311
Comtech Telecommunications	18,600	438
EVERTEC	23,700	742
F5 Networks *	3,200	502
Fidelity National Information Services (A)	5,100	591
Hewlett Packard Enterprise (A)	53,100	840
Microsoft (A)	9,500	1,241
NetApp	9,500	692
Visa, Cl A (A)	9,400	1,546

Description	Shares	Value (000)
Computers & Services — (continued)
Zebra Technologies, Cl A * (A)	3,900	$823

Total Computers & Services		9,629

Containers & Packaging — 0.8%
Berry Global Group *	20,300	1,194

Total Containers & Packaging		1,194

Diversified Consumer Services — 0.5%
K12 *	23,700	714

Total Diversified Consumer Services		714

Drugs — 0.8%
Jazz Pharmaceuticals *	3,500	454
Zoetis, Cl A (A)	6,500	662

Total Drugs		1,116

E-Commerce — 0.6%
Expedia Group (A)	7,000	909

Total E-Commerce		909

Electrical Equipment — 0.9%
Generac Holdings * (A)	24,200	1,331

Total Electrical Equipment		1,331

Electrical Utilities — 0.8%
NRG Energy (A)	29,400	1,211

Total Electrical Utilities		1,211

Electronic Equipment, Instruments & Components — 0.4%
Tech Data *	5,700	608

Total Electronic Equipment, Instruments & Components		608

Engineering Services — 0.5%
MasTec *	14,100	714

Total Engineering Services		714

Financial Services — 1.4%
American Express (A)	12,800	1,501
Oppenheimer Holdings, Cl A (A)	22,100	580

Total Financial Services		2,081

Health Care Equipment & Services — 0.8%
Integer Holdings * (A)	17,300	1,195

Total Health Care Equipment & Services		1,195

Hypermarkets & Super Centers — 0.8%
Costco Wholesale (A)	5,000	1,228

Total Hypermarkets & Super Centers		1,228

Industrials — 0.9%
Air Products & Chemicals (A)	6,300	1,296

Total Industrials		1,296

Information Technology — 1.0%
Teradata *	14,400	655

19

Schedule of Investments	April 30, 2019 (unaudited)

HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND

Description	Shares	Value (000)
Information Technology — (continued)
VMware, Cl A *	3,800	$775

Total Information Technology		1,430

Insurance — 5.0%
Assured Guaranty	10,700	510
Everest Re Group	2,400	565
Kemper	12,900	1,159
Primerica	8,600	1,121
Progressive (A)	19,400	1,516
Prudential Financial (A)	5,900	624
Reinsurance Group of America, Cl A (A)	5,800	879
Travelers (A)	6,900	992

Total Insurance		7,366

Leisure Products — 0.5%
Johnson Outdoors, Cl A	8,900	682

Total Leisure Products		682

Machinery — 1.5%
Meritor *	46,400	1,125
Watts Water Technologies, Cl A	12,300	1,053

Total Machinery		2,178

Manufacturing — 1.4%
Rockwell Automation	5,700	1,030
Sensata Technologies Holding *	20,300	1,014

Total Manufacturing		2,044

Media — 2.2%
AMC Networks, Cl A *	10,900	637
Care.com * (A)	43,500	728
IAC *	4,700	1,057
Omnicom Group	9,400	752

Total Media		3,174

Medical Products & Services — 3.3%
Amgen (A)	4,900	879
AMN Healthcare Services *	8,300	432
Haemonetics *	7,200	628
HCA Healthcare (A)	7,900	1,005
Hill-Rom Holdings (A)	7,145	725
Medpace Holdings *	11,600	652
Regeneron Pharmaceuticals *	1,700	583

Total Medical Products & Services		4,904

Mortgage Real Estate Investment Trust — 0.3%
Exantas Capital	43,900	481

Total Mortgage Real Estate Investment Trust		481

Office Furniture & Fixtures — 0.8%
CDW	11,600	1,225

Total Office Furniture & Fixtures		1,225

Oil, Gas & Consumable Fuels — 1.1%
Arch Coal	11,500	1,115
Renewable Energy Group *	17,800	430

Total Oil, Gas & Consumable Fuels		1,545

Description	Shares	Value (000)
Paper & Paper Products — 0.6%
Verso * (A)	39,300	$877

Total Paper & Paper Products		877

Petroleum & Fuel Products — 1.2%
ConocoPhillips (A)	15,000	947
Marathon Oil (A)	45,500	775

Total Petroleum & Fuel Products		1,722

Petroleum Refining — 0.8%
CVR Energy	25,100	1,145

Total Petroleum Refining		1,145

Pharmaceuticals — 2.1%
Abbott Laboratories (A)	15,700	1,249
Eli Lilly (A)	7,000	820
Pfizer (A)	26,100	1,060

Total Pharmaceuticals		3,129

Real Estate Investment Trust — 0.4%
Simon Property Group	3,750	651

Total Real Estate Investment Trust		651

Retail — 7.5%
Abercrombie & Fitch, Cl A	27,100	810
Caleres	23,000	603
Designer Brands, Cl A (A)	29,500	656
Dick’s Sporting Goods	17,800	659
Dine Brands Global	7,600	674
Genesco *	23,500	1,053
Kohl’s (A)	12,700	903
Lowe’s (A)	6,900	781
Macy’s (A)	32,500	765
MarineMax *	51,500	890
Ross Stores (A)	12,200	1,192
Urban Outfitters *	29,000	862
Wendy’s	61,300	1,141

Total Retail		10,989

Semiconductors & Semiconductor Equipment — 5.4%
Broadcom (A)	2,400	764
Cirrus Logic * (A)	14,500	690
Cohu	39,500	586
Cypress Semiconductor	26,800	460
Kla-Tencor (A)	10,000	1,275
Lam Research	2,700	560
Micron Technology * (A)	16,500	694
Nanometrics *	11,100	331
Semtech *	21,700	1,169
Texas Instruments (A)	11,800	1,390

Total Semiconductors & Semiconductor Equipment		7,919

Specialty Retail — 0.6%
Hibbett Sports * (A)	45,800	948

Total Specialty Retail		948

Textiles, Apparel & Luxury Goods — 2.0%
Crocs * (A)	35,000	974
Deckers Outdoor *	10,600	1,677

20

Schedule of Investments	April 30, 2019 (unaudited)

HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND

Description	Shares	Value (000)
Textiles, Apparel & Luxury Goods — (continued)
Fossil Group *	23,700	$310

Total Textiles, Apparel & Luxury Goods		2,961

Transportation Services — 2.1%
Allison Transmission Holdings (A)	22,700	1,064
Federal Signal	28,300	814
Norfolk Southern (A)	6,100	1,245

Total Transportation Services		3,123

Total Common Stock (Cost $86,105 (000))		100,891

Cash Equivalent (B) — 31.8%
Federated Government Obligations Fund, Cl I, 2.340%	46,708,084	46,708

Total Cash Equivalent (Cost $46,708 (000))		46,708

Total Investments — 100.5% (Cost $132,813 (000))		$147,599

Percentages are based on net assets of $146,838 (000).

Securities Sold Short — (6.8)%

Description	Shares	Value (000)

Common Stock — (6.8)%
Aerospace & Defense — (0.1)%
General Dynamics	(1,110)	$(198)

Total Aerospace & Defense		(198)

Airlines — (0.6)%
Allegiant Travel, Cl A	(1,430)	(210)
American Airlines Group	(5,660)	(193)
Hawaiian Holdings	(6,440)	(182)
JetBlue Airways *	(11,400)	(212)

Total Airlines		(797)

Automotive — (0.2)%
Sonic Automotive, Cl A	(12,180)	(246)

Total Automotive		(246)

Banks — (0.9)%
FB Financial	(5,510)	(202)
First Horizon National	(13,050)	(197)
Hilltop Holdings	(9,460)	(199)
Investors Bancorp	(15,330)	(180)
QCR Holdings	(5,510)	(189)
Triumph Bancorp *	(6,240)	(194)
Veritex Holdings	(7,330)	(194)

Total Banks		(1,355)

Building & Construction — (0.1)%
Skyline Champion *	(9,570)	(202)

Total Building & Construction		(202)

Chemicals — (0.1)%
Axalta Coating Systems *	(7,000)	(189)

Total Chemicals		(189)

Commercial Services — (0.2)%
Sotheby’s *	(4,400)	(186)

Description	Shares	Value (000)
Commercial Services — (continued)
US Ecology	(3,220)	$(196)

Total Commercial Services		(382)

Diversified Financial Services — (0.2)%
Jefferies Financial Group	(9,590)	(197)

Total Diversified Financial Services		(197)

Drugs — (0.1)%
Aerie Pharmaceuticals *	(4,700)	(179)

Total Drugs		(179)

Engineering Services — (0.1)%
Primoris Services	(8,880)	(195)

Total Engineering Services		(195)

Financial Services — (0.1)%
Charles Schwab	(4,210)	(193)

Total Financial Services		(193)

Food, Beverage & Tobacco — (0.1)%
Craft Brew Alliance *	(13,540)	(191)

Total Food, Beverage & Tobacco		(191)

Media — (0.3)%
TechTarget *	(12,210)	(204)
Tribune Publishing *	(16,270)	(175)

Total Media		(379)

Medical Products & Services — (0.9)%
Aimmune Therapeutics *	(9,005)	(181)
Assembly Biosciences *	(11,900)	(188)
Clovis Oncology *	(9,230)	(169)
Heron Therapeutics *	(8,170)	(177)
Heska *	(2,580)	(200)
OraSure Technologies *	(19,450)	(184)
Retrophin *	(9,090)	(174)

Total Medical Products & Services		(1,273)

Metals & Mining — (0.1)%
Olympic Steel	(11,380)	(184)

Total Metals & Mining		(184)

Paper & Paper Products — (0.2)%
Graphic Packaging Holding	(14,770)	(205)

Total Paper & Paper Products		(205)

Petroleum & Fuel Products — (0.5)%
Cimarex Energy	(2,760)	(189)
Concho Resources	(1,660)	(192)
EOG Resources	(1,880)	(181)
SEACOR Holdings *	(4,400)	(196)

Total Petroleum & Fuel Products		(758)

Real Estate Management & Development — (0.5)%
FRP Holdings *	(3,700)	(188)
Griffin Industrial Realty	(5,270)	(192)
Stratus Properties *	(7,470)	(200)
Tejon Ranch *	(10,840)	(187)

Total Real Estate Management & Development		(767)

Retail — (0.9)%
Air Lease, Cl A	(5,110)	(197)

21

Schedule of Investments	April 30, 2019 (unaudited)

HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND

Description	Shares	Value (000)
Retail — (continued)
BlueLinx Holdings *	(7,705)	$(198)
H&E Equipment Services	(6,720)	(204)
Jack in the Box	(2,470)	(190)
Polaris Industries	(1,950)	(188)
Systemax	(8,340)	(190)

Total Retail		(1,167)

Telecommunication Services — (0.1)%
Intelsat *	(10,480)	(212)

Total Telecommunication Services		(212)

Transportation Services — (0.4)%
Atlas Air Worldwide Holdings *	(3,840)	(185)
Hub Group, Cl A *	(4,470)	(186)
Trinity Industries	(8,195)	(177)

Total Transportation Services		(548)

Utilities — (0.1)%
Powell Industries	(6,430)	(188)

Total Utilities		(188)

Total Common Stock (Proceeds $(10,046))		(10,005)

Total Securities Sold Short — (6.8)% (Proceeds $(10,046))		$(10,005)

Percentages are based on Net Assets of $146,838 (000).

*	Non-income producing security.

(A)	All or a portion of this security has been held in a segregated account as collateral for securities sold short.

(B)	The rate reported is the 7-day effective yield as of April 30, 2019.

Cl — Class

As of April 30, 2019, all of the Fund’s investments are Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

During the period ended April 30, 2019, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended April 30, 2019, there have been no transfers between Level 2 and Level 3 assets and liabilities.

During the period ended April 30, 2019, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-005-2200

22

Schedule of Investments	April 30, 2019 (unaudited)

HANCOCK HORIZON U.S. SMALL CAP FUND

Description	Shares	Value (000)

Common Stock — 98.9%
Aerospace & Defense — 1.0%
Aerojet Rocketdyne Holdings *	7,400	$250

Total Aerospace & Defense		250

Air Freight & Logistics — 1.0%
Echo Global Logistics *	11,213	257

Total Air Freight & Logistics		257

Auto Components — 2.1%
Modine Manufacturing *	14,077	208
Stoneridge *	10,259	323

Total Auto Components		531

Banks — 1.9%
Axos Financial *	7,836	256
Federal Agricultural Mortgage, Cl C	3,068	235

Total Banks		491

Biotechnology — 2.4%
Halozyme Therapeutics *	18,738	302
PDL BioPharma *	97,315	318

Total Biotechnology		620

Building Products — 2.3%
Patrick Industries *	5,563	277
Universal Forest Products	8,380	310

Total Building Products		587

Capital Markets — 2.3%
Blucora *	7,625	267
Hamilton Lane, Cl A	6,493	317

Total Capital Markets		584

Chemicals — 2.0%
Kraton *	6,930	228
PolyOne	5,578	154
Trinseo	3,221	145

Total Chemicals		527

Commercial Services & Supplies — 4.7%
ACCO Brands	30,000	274
Deluxe	4,167	186
HNI	7,148	263
Kforce	8,200	295
UniFirst	1,307	207

Total Commercial Services & Supplies		1,225

Commercial Services & Supplies — 1.1%
MSA Safety	2,500	275

Total Commercial Services & Supplies		275

Computers & Services — 4.1%
CalAmp *	13,315	194
Ciena *	10,025	385
Lumentum Holdings *	4,495	279
NETGEAR *	6,812	211

Total Computers & Services		1,069

Description	Shares	Value (000)
Consumer Finance — 2.2%
Enova International *	7,171	$197
World Acceptance *	2,935	381

Total Consumer Finance		578

Diversified Consumer Services — 1.7%
K12 *	14,940	450

Total Diversified Consumer Services		450

Diversified Financial Services — 0.8%
On Deck Capital *	40,152	220

Total Diversified Financial Services		220

Diversified Telecommunication Services — 2.4%
Iridium Communications *	13,935	383
Vonage Holdings *	24,990	243

Total Diversified Telecommunication Services		626

Electrical Equipment — 3.3%
Allied Motion Technologies	6,646	243
Atkore International Group *	11,718	290
Generac Holdings *	5,810	320

Total Electrical Equipment		853

Electronic Equipment, Instruments & Components — 1.1%
Tech Data *	2,682	286

Total Electronic Equipment, Instruments & Components		286

Energy Equipment & Services — 0.7%
Mammoth Energy Services	11,000	172

Total Energy Equipment & Services		172

Food Products — 1.8%
Sanderson Farms	3,001	455

Total Food Products		455

Health Care Equipment & Services — 1.6%
Integer Holdings *	3,128	216
NuVasive *	3,488	211

Total Health Care Equipment & Services		427

Health Care Technology — 1.3%
Computer Programs & Systems	11,141	339

Total Health Care Technology		339

Hotels, Restaurants & Leisure — 3.7%
BJ’s Restaurants	4,649	232
Brinker International	5,128	219
Denny’s *	19,450	362
Scientific Games, Cl A *	6,156	143

Total Hotels, Restaurants & Leisure		956

Household Durables — 1.9%
KB Home	13,484	349
Turtle Beach *	14,490	149

Total Household Durables		498

Insurance — 5.7%
Argo Group International Holdings	4,592	359

23

Schedule of Investments	April 30, 2019 (unaudited)

HANCOCK HORIZON U.S. SMALL CAP FUND

Description	Shares	Value (000)
Insurance — (continued)
Kemper	3,775	$339
National General Holdings	10,802	266
RLI	4,100	334
Universal Insurance Holdings	5,618	167

Total Insurance		1,465

Interactive Media & Services — 0.8%
Care.com *	12,669	212

Total Interactive Media & Services		212

Internet & Direct Marketing Retail — 0.7%
Shutterfly *	3,895	171

Total Internet & Direct Marketing Retail		171

IT Services — 1.2%
CSG Systems International	7,065	315

Total IT Services		315

Leisure Products — 1.3%
Johnson Outdoors, Cl A	3,265	250
Nautilus *	16,265	87

Total Leisure Products		337

Machinery — 8.2%
Columbus McKinnon	7,837	309
Greenbrier	3,851	137
Harsco *	11,678	264
Hillenbrand	4,667	201
Hurco	6,495	255
Kadant	3,447	338
Meritor *	14,461	351
SPX *	7,500	274

Total Machinery		2,129

Media — 3.2%
Gray Television *	19,868	466
Nexstar Media Group, Cl A	2,993	350

Total Media		816

Metals & Mining — 0.9%
Schnitzer Steel Industries, Cl A	9,500	225

Total Metals & Mining		225

Oil, Gas & Consumable Fuels — 4.0%
Arch Coal	3,350	325
CONSOL Energy *	5,424	184
Overseas Shipholding Group, Cl A *	89,189	162
Peabody Energy	5,750	165
Renewable Energy Group *	8,000	193

Total Oil, Gas & Consumable Fuels		1,029

Paper & Forest Products — 1.5%
Boise Cascade	5,000	139
Louisiana-Pacific	10,435	261

Total Paper & Forest Products		400

Pharmaceuticals — 3.6%
ANI Pharmaceuticals *	4,735	336
Horizon Pharma *	10,000	255
Mallinckrodt *	11,265	174

Description	Shares	Value (000)
Pharmaceuticals — (continued)
Supernus Pharmaceuticals *	4,448	$164

Total Pharmaceuticals		929

Professional Services — 0.9%
Heidrick & Struggles International	6,500	232

Total Professional Services		232

Real Estate Management & Development — 0.8%
RMR Group	3,574	207

Total Real Estate Management & Development		207

Road & Rail — 2.2%
ArcBest	5,260	161
Covenant Transportation Group, Cl A *	13,000	254
USA Truck *	10,538	150

Total Road & Rail		565

Semiconductors & Semiconductor Equipment — 7.3%
Cabot Microelectronics	2,255	285
Cohu	9,680	144
Diodes *	8,240	300
Entegris	8,542	349
Nanometrics *	7,350	219
Semtech *	4,957	267
Silicon Laboratories *	2,993	322

Total Semiconductors & Semiconductor Equipment		1,886

Specialty Retail — 4.9%
Boot Barn Holdings *	11,667	336
Children’s Place	1,974	223
Container Store Group *	29,822	257
Hibbett Sports *	10,734	222
RH *	2,210	236

Total Specialty Retail		1,274

Textiles, Apparel & Luxury Goods — 3.5%
Crocs *	12,733	354
Deckers Outdoor *	2,760	437
Fossil Group *	9,713	127

Total Textiles, Apparel & Luxury Goods		918

Wireless Telecommunication Services — 0.8%
Boingo Wireless *	8,633	196

Total Wireless Telecommunication Services		196

Total Common Stock (Cost $25,993 (000))		25,582

Cash Equivalent (A) — 1.2%
Federated Government Obligations Fund, Cl I, 2.340%	305,484	305

Total Cash Equivalent (Cost $305 (000))		305

Total Investments — 100.1% (Cost $26,298 (000))		$25,887

Percentages are based on net assets of $25,866 (000).

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of April 30, 2019.

Cl — Class

24

Schedule of Investments	April 30, 2019 (unaudited)

HANCOCK HORIZON U.S. SMALL CAP FUND

As of April 30, 2019, all of the Fund’s investments are Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

During the period ended April 30, 2019, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended April 30, 2019, there have been no transfers between Level 2 and Level 3 assets and liabilities.

During the period ended April 30, 2019, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-012-1100

25